Document and Entity Information	12 Months Ended
Dec. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	FIDELITY ADVISOR SERIES VIII
Central Index Key	0000729218
Amendment Flag	false
Document Creation Date	Dec. 27, 2012
Document Effective Date	Dec. 29, 2012
Prospectus Date	Dec. 29, 2012